Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
OPERATING ACTIVITIES
Net earnings before noncontrolling interest	$ 866	$ 955	$ 692
Adjustments to reconcile net earnings before noncontrolling interest to net cash from operating activities:
Depreciation of property, plant and equipment	218	221	218
Amortization of intangible assets	116	89	79
Amortization of debt premium, discounts and debt issue costs	(2)	(5)	(6)
Inventory step-up amortization	30	5	4
Contingent consideration fair value adjustments	(87)	22	1
Payment of contingent consideration	0	(27)	0
Stock-based compensation	160	71	65
Cash settlement of accelerated equity awards	(74)	0	0
Excess tax benefits from stock issued under employee stock plans	(24)	(21)	(15)
Gain on sale of investments	(22)	(3)	(13)
Loss on retirement of long-term debt	0	0	161
Deferred income taxes	(60)	(88)	(127)
Other, net	30	84	75
Changes in operating assets and liabilities, net of business combinations:
Accounts receivable	(39)	112	(100)
Inventories	(39)	(102)	(99)
Other current and noncurrent assets	19	(69)	16
Accounts payable and accrued expenses	(25)	(60)	31
Income taxes payable	(28)	120	(21)
Net cash provided by operating activities	1,039	1,304	961
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(186)	(190)	(222)
Business combination payments, net of cash acquired	(3,252)	(147)	(292)
Proceeds from sale of investments	30	7	10
Other investing activities, net	(37)	(9)	(18)
Net cash used in investing activities	(3,445)	(339)	(522)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued, net	139	135	443
Excess tax benefits from stock issued under employee stock plans	24	21	15
Common stock repurchased, including related costs	(500)	(476)	(833)
Dividends paid	(322)	(303)	(282)
Issuances (payments) of commercial paper borrowings, net	(285)	75	121
Proceeds from debt	3,772	250	2,092
Payments of debt	(925)	(50)	(1,659)
Payments of debt issue costs and commitment fees	(33)	0	(17)
Purchase of shares from noncontrolling ownership interest	(173)	(344)	0
Payment of contingent consideration	0	(128)	0
Other financing activities, net	(5)	(7)	(137)
Net cash provided by (used in) financing activities	1,692	(827)	(257)
Effect of currency exchange rate changes on cash and cash equivalents	(61)	(69)	(3)
Net increase (decrease) in cash and cash equivalents	(775)	69	179
Cash and cash equivalents at beginning of period	1,442	1,373	1,194
Cash and cash equivalents at end of period	667	1,442	1,373
Supplemental Cash Flow Information
Income taxes	133	140	246
Interest	91	85	95
Noncash investing and financing activities:
Additions in noncontrolling ownership interests	0	(36)	204
Fair value of acquisition contingent consideration	155	0	188
Fair value of equity awards exchanged in business combination	$ 35	$ 0	$ 0